SUPPLEMENTARY DISCLOSURES - Key Management Personnel Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Wages & benefits paid	$ 2.5	$ 2.8
Bonus and other compensation paid	3.7	2.7
Share based compensation expense	3.0	1.3
Severance paid	2.4	0.0
Total	11.6	6.8
Directors
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Wages & benefits paid	0.5	0.6
Bonus and other compensation paid	0.0	0.0
Share based compensation expense	0.1	(0.6)
Severance paid	0.0	0.0
Total	0.6	0.0
Officers
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Wages & benefits paid	2.0	2.2
Bonus and other compensation paid	3.7	2.7
Share based compensation expense	2.9	1.9
Severance paid	2.4	0.0
Total	$ 11.0	$ 6.8